Goodwill and intangible assets - Movements in PVIF (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 20,622
Goodwill and intangible assets ending balance	21,321	$ 20,622
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	9,453	9,435
Acquisitions	271	0
Change in PVIF of long-term insurance business	263	130
– value of new business written during the year	1,322	1,090
– expected return	(785)	(903)
– assumption changes and experience variances	(252)	(105)
– other adjustments	(22)	48
Exchange differences and other movements	(87)	(112)
Goodwill and intangible assets ending balance	$ 9,900	$ 9,453